LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of basic and diluted net loss per share

	Year Ended December 31,
	2023		2024		2025	2025
	CNY		CNY		CNY	US$

Loss for the year attributable to owners of the Company
From continuing operations	(8,337)		(3,160)		(1,231)	(176)
From discontinued operations	(5,504)		—		—	—

Weighted average number of ordinary shares for basic and diluted earnings per share *	1,027,832		1,207,305		1,256,388	1,256,388

Loss per share:
Basic and diluted
For loss from continuing operations	(8.11	)**	(2.62	)**	(0.98)	(0.14)
For loss from discontinued operations	(5.35	)**	—		—	—
Loss per share	(13.46	)**	(2.62	)**	(0.98)	(0.14)

*	On June 13, 2025, the Company effected a share combination in which all of the Company's issued and outstanding ordinary shares were combined on an 8-to-1 basis. The basic and diluted earnings/(loss) per ordinary share has been retrospectively adjusted to reflect the impact of the share combination.
**	Retrospectively restated for effect of the 8-to-1 share combination effective on June 13, 2025, see Note 19(a).